Derivative financial instruments - Derivatives Recorded at Fair Value in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivatives Assets					$ 411
Derivatives Liabilities	62,532		67,420
Current [Member] | Foreign Currency Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivatives Assets		[1]		[1],[2]	411	[2]
Derivatives Liabilities	126	[1]	489	[1],[2]		[2]
Current [Member] | Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivatives Assets		[1]		[1],[2]		[2]
Derivatives Liabilities	18,288	[1]	18,262	[1],[2]		[2]
Non Current [Member] | Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivatives Assets		[3]		[3],[4]		[4]
Derivatives Liabilities	$ 44,118	[3]	$ 48,669	[3],[4]		[4]

[1]	Derivative assets and liabilities that have settlement dates equal to or less than 12 months from the respective balance sheet date were included in other current assets and accounts payable and accrued expenses, respectively, in our unaudited condensed consolidated balance sheets.
[2]	Derivative assets and liabilities that have settlement dates equal to or less than 12 months from the respective balance sheet date were included in other current assets and accounts payable and accrued expenses, respectively, in our consolidated balance sheets.
[3]	Derivative liabilities that have settlement dates greater than 12 months from the respective balance sheet date were included in other long-term liabilities in our unaudited condensed consolidated balance sheets.
[4]	Derivative liabilities that have settlement dates greater than 12 months from the respective balance sheet date were included in other long-term liabilities in our consolidated balance sheets.